Equity - Summary of Equity (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Capital
Common stock capital		₩ 3,640,303		₩ 3,640,303		$ 2,888,671
Hybrid securities		3,112,449		2,294,381		2,469,805
Capital surplus
Paid in capital in excess of par		643,544		643,544
Others		38,841		38,841
Sub-total		682,385		682,385		541,490
Capital adjustments
Treasury stocks		(3,819)		(3,819)
Other adjustments	[1]	(1,780,367)		(1,747,242)
Sub-total		(1,784,186)		(1,751,061)
Accumulated other comprehensive income [abstract]
Financial assets at FVTOCI		(645,731)		(162,522)
Changes in capital due to equity method		475		(138)
Loss from foreign business translation		(24,202)		(63,781)
Remeasurements of defined benefit plan		55,235		(195,944)
Capital related to non-current assets held for sale		0		279
Sub-total		(639,206)		(416,553)				₩ (572,160)	₩ (500,655)
Retained earnings		23,750,152	[2],[3]	21,347,472	[2],[3]	18,846,335
Non-controlling interest		2,865,445	[4]	3,008,176	[4]	2,273,802
Gain (loss) on hedges of net investment in foreign operations		(20,701)
Gain (loss) on valuation of cash flow hedge		(4,282)		5,553
Total		₩ 31,627,342		28,805,103		$ 25,097,081	$ 22,857,565	₩ 26,725,845	₩ 25,492,332
Additional description for other equity		Included 178,060 million Won in capital transaction gains and losses recognized by Woori Bank and (formerly) Woori Financial Group in 2014 and 2,238,228 million Won due to the spin-off of Gyeongnam Bank and Gwangju Bank.
Additional description for non-controlling interest		The hybrid securities issued by Woori Bank amounting to 2,555,166 million Won and 2,344,816 million Won as of December 31, 2021 and 2022, respectively, are recognized as non-controlling interests. 144,923 million Won and 113,995 million Won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2021 and 2022, respectively.
Additional description for retained earnings		The regulatory reserve for credit losses in retained earnings amounted to 2,568,367 million Won and 2,996,960 million Won and as of December 31, 2021 and 2022, respectively in accordance with the relevant article.
Earned surplus reserve		₩ 181,860		122,370
Regulatory reserve for credit loss		₩ 2,568,367		₩ 2,996,960

[1]	Included 178,060 million won in capital transaction gains and losses recognized by Woori Bank and (formerly) Woori Financial Group in 2014 and 2,238,228 million won due to the spin-off of Gyeongnam Bank and Gwangju Bank.
[2]	The earned surplus reserve in retained earnings amounted to 122,370 million won and 181,860 million won as of December 31, 2021 and 2022 in accordance with the Article 53 of the Financial Holding Company Act.
[3]	The regulatory reserve for credit losses in retained earnings amounted to 2,568,367 million won and 2,996,960 million won and as of December 31, 2021 and 2022, respectively in accordance with the relevant article.
[4]	The hybrid securities issued by Woori Bank amounting to 2,555,166 million won and 2,344,816 million won as of December 31, 2021 and 2022, respectively, are recognized as non-controlling interests. 144,923 million won and 113,995 million won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2021 and 2022, respectively.